Shareholder Report, Average Annual Return (Details)	12 Months Ended	32 Months Ended
	Jul. 31, 2024	Jul. 31, 2024
WealthTrust DBS Long Term Growth ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	22.55%	3.83%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.15%	8.91%
WealthTrust DBS Long Term Growth ETF - Market
Average Annual Return [Line Items]
Average Annual Return, Percent	22.58%	3.83%